As filed with the Securities and Exchange Commission on November 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund VL
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 74.13%
	AEROSPACE & DEFENSE - 4.72%
6,674	Precision Castparts Corporation (e)	$1,533,084
	APPLICATION SOFTWARE - 1.73%
10,386	Solera Holdings, Inc.	560,844
	AUTO PARTS & EQUIPMENT - 1.41%
11,100	Johnson Controls, Inc. (f)	459,096
	AUTOMOBILE MANUFACTURERS - 0.72%
7,800	General Motors Company (f)	234,156
	BROADCASTING - 1.16%
9,300	CBS Corporation Class B (f)	371,070
1,100	iHeartMedia, Inc. (a)	5,060
		376,130
	CABLE & SATELLITE - 5.99%
956	Cablevision Systems Corporation Class A (h)	31,041
9,337	DISH Network Corporation Class A (a)(f)	544,721
2,137	Liberty Global plc Series C (a)(b)	87,660
106	Liberty Global plc LiLAC Class C (a)(b)	3,629
50,143	Sirius XM Holdings, Inc. (a)	187,535
6,066	Time Warner Cable, Inc.	1,088,058
		1,942,644
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.86%
18,700	The Manitowoc Company, Inc.(f)	280,500
	DATA PROCESSING & OUTSOURCED SERVICES - 1.24%
6,000	Computer Sciences Corporation (f)	368,280
1,100	PayPal Holdings, Inc. (a)	34,144
		402,424
	DIVERSIFIED BANKS - 0.21%
2,596	Square 1 Financial, Inc. Class A (a)	66,652
	DIVERSIFIED CHEMICALS - 2.84%
13,800	The Dow Chemical Company (f)	585,120
400	E.I. Du Pont de Nemours & Company	19,280
32,881	Huntsman Corporation (f)	318,617
		923,017
	HEALTH CARE EQUIPMENT - 0.69%
3,523	Thoratec Corporation (a)	222,865
	HOUSEHOLD PRODUCTS - 0.36%
1,600	The Procter & Gamble Company	115,104
	INDUSTRIAL CONGLOMERATES - 1.45%
18,600	General Electric Company (f)	469,092
	INDUSTRIAL GASES - 0.47%
1,200	Air Products and Chemicals, Inc. (f)	153,096
	INDUSTRIAL MACHINERY - 0.71%
5,000	SPX Corporation	59,600
5,000	SPX FLOW, Inc. (a)	172,150
		231,750
	INTEGRATED OIL & GAS - 0.64%
4,632	BG Group plc - ADR (e)	67,488
2,107	Occidental Petroleum Corporation (f)	139,378
		206,866

	INTERNET SOFTWARE & SERVICES - 2.93%
3,496	Dealertrack Technologies, Inc. (a)	220,807
1,100	eBay, Inc. (a)	26,884
24,362	Yahoo!, Inc. (a)	704,306
		951,997
	LIFE & HEALTH INSURANCE - 0.41%
14	StanCorp Financial Group, Inc.	1,599
4,116	Symetra Financial Corporation	130,230
		131,829
	MANAGED HEALTH CARE - 2.65%
1,700	Cigna Corporation	229,534
3,200	Health Net, Inc. (a)	192,704
2,451	Humana, Inc.	438,729
		860,967
	MOVIES & ENTERTAINMENT - 0.00%
2,397	SFX Entertainment, Inc. (a)	1,222
	MULTI-LINE INSURANCE - 5.38%
18,664	American International Group, Inc. (f)	1,060,488
8,864	HCC Insurance Holdings, Inc.	686,694
		1,747,182
	OIL & GAS EQUIPMENT & SERVICES - 2.45%
5,090	Baker Hughes, Inc.	264,884
8,663	Cameron International Corporation (a)(g)	531,215
		796,099
	OIL & GAS EXPLORATION & PRODUCTION - 1.51%
6,800	Anadarko Petroleum Corporation (f)	410,652
2,598	Noble Energy, Inc.	78,408
		489,060
	OIL & GAS STORAGE & TRANSPORTATION - 2.25%
10,300	The Williams Companies, Inc. (f)	379,555
10,990	Williams Partners LP	350,801
		730,356
	PAPER PACKAGING - 0.63%
500	Packaging Corporation of America	30,080
3,409	WestRock Company (f)	175,359
		205,439
	PAPER PRODUCTS - 1.05%
9,000	International Paper Company (f)	340,110
	PERSONAL PRODUCTS - 0.13%
500	Edgewell Personal Care Company	40,800
	PHARMACEUTICALS - 1.11%
500	Mylan NV (a)(b)	20,130
900	Perrigo Company plc (b)	141,543
2,500	Pfizer, Inc. (e)	78,525
2,900	Zoetis, Inc. (f)	119,422
		359,620
	PROPERTY & CASUALTY INSURANCE - 2.98%
7,891	The Chubb Corporation	967,831
	REGIONAL BANKS - 0.36%
1,327	City National Corporation	116,856
	REINSURANCE - 2.72%
6,353	PartnerRe Ltd. (b)	882,305

	REITS - 5.27%
950	Care Capital Properties, Inc.	31,283
7,781	Equity Commonwealth (a)	211,954
3,382	Home Properties, Inc.	252,805
31,734	NorthStar Realty Finance Corporation	391,915
15,209	Starwood Property Trust, Inc.	312,089
21,465	Strategic Hotels & Resorts, Inc. (a)	296,002
3,800	Ventas, Inc.	213,028
		1,709,076
	RESTAURANTS - 1.52%
5,000	McDonald's Corporation (f)	492,650
	SEMICONDUCTORS - 5.17%
10,982	Altera Corporation	549,979
18,568	Broadcom Corporation Class A	954,952
4,760	Freescale Semiconductor Ltd. (a)(b)	174,121
		1,679,052
	SPECIALTY CHEMICALS - 4.87%
3,137	Cytec Industries, Inc.	231,668
5,161	Sigma-Aldrich Corporation	716,966
6,800	W.R. Grace & Company (a)	632,740
		1,581,374
	THRIFTS & MORTGAGE FINANCE - 1.83%
58,245	Hudson City Bancorp, Inc.	592,352
	TRUCKING - 1.50%
29,111	Hertz Global Holdings, Inc. (a)(f)	487,027
	WIRELESS TELECOMMUNICATION SERVICES - 2.21%
6,900	America Movil SAB de C.V. Class L - ADR	114,195
15,151	T-Mobile U.S., Inc. (a)(f)	603,161
		717,356
	TOTAL COMMON STOCKS
	(Cost $26,516,109)	24,057,880

CONTINGENT VALUE RIGHTS - 0.01%
7,030	Casa Ley, S.A. de C.V. (a)(d)(l)	3,163
268	Leap Wireless International, Inc. (a)(d)(l)	1,045
7,030	Property Development Centers LLC (a)(d)(l)	352
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	4,560

Principal Amount
CORPORATE BONDS - 3.98%
	Community Health Systems, Inc.
$303,000	8.000%, 11/15/2019	316,067
	Energy Future Intermediate Holding Company LLC
46,812	11.750%, 3/1/2022 (i)(j)	49,972
	The Manitowoc Company, Inc.
252,000	5.875%, 10/15/2022	269,010
	Pinnacle Entertainment, Inc.
318,000	7.500%, 4/15/2021	333,105
	Roofing Supply Group LLC
294,000	10.000%, 6/1/2020 (i)	316,050
	SunGard Data Systems, Inc.
8,000	7.625%, 11/15/2020	8,330
	TOTAL CORPORATE BONDS (Cost $1,301,550)	1,292,534

Contracts (100 shares per contract)
PURCHASED CALL OPTIONS - 0.00%
	Aetna, Inc.
5	Expiration: January 2016, Exercise Price: $145.00	232
	Avago Technologies Ltd.
5	Expiration: January 2016, Exercise Price: $175.00	425
		657
PURCHASED PUT OPTIONS - 1.87%
	Air Products and Chemicals, Inc.
2	Expiration: November 2015, Exercise Price: $110.00	250
8	Expiration: December 2015, Exercise Price: $110.00	1,500
	America Movil SAB de C.V. Class L -ADR
66	Expiration: November 2015, Exercise Price: $17.00	5,940
	American International Group, Inc.
24	Expiration: October 2015, Exercise Price: $52.50	648
15	Expiration: November 2015, Exercise Price: $52.50	1,335
33	Expiration: November 2015, Exercise Price: $55.00	5,016
25	Expiration: November 2015, Exercise Price: $57.50	6,312
	Anadarko Petroleum Corporation
20	Expiration: October 2015, Exercise Price: $70.00	19,550
12	Expiration: November 2015, Exercise Price: $70.00	12,600
27	Expiration: November 2015, Exercise Price: $70.00 (k)	28,350
	Bayer AG
7	Expiration: November 2015, Exercise Price: EUR 105.00 (k)	1,877
3	Expiration: November 2015, Exercise Price: EUR 110.00 (k)	1,254
	CBS Corporation Class B
32	Expiration: December 2015, Exercise Price: $37.50	4,880
9	Expiration: December 2015, Exercise Price: $40.00	2,281
68	Expiration: December 2015, Exercise Price: $45.00	40,290
	Charter Communications, Inc. Class A
6	Expiration: January 2016, Exercise Price: $210.00	23,250
	Computer Sciences Corporation
48	Expiration: December 2015, Exercise Price: $55.00	6,480
	DISH Network Corporation Class A
48	Expiration: October 2015, Exercise Price: $57.50	8,160
14	Expiration: October 2015, Exercise Price: $60.00	4,200
4	Expiration: December 2015, Exercise Price: $52.50	840
10	Expiration: December 2015, Exercise Price: $55.00	2,900
	The Dow Chemical Company
86	Expiration: October 2015, Exercise Price: $40.00	5,590
10	Expiration: December 2015, Exercise Price: $38.00	1,275
	E.I. Du Pont de Nemours & Company
4	Expiration: October 2015, Exercise Price: $52.50	1,800
	eBay, Inc.
9	Expiration: October 2016, Exercise Price: $50.00	252
	General Electric Company
21	Expiration: November 2015, Exercise Price: $20.00	210
20	Expiration: November 2015, Exercise Price: $23.00	610
19	Expiration: November 2015, Exercise Price: $24.00	921
56	Expiration: December 2015, Exercise Price: $21.00	1,456
	General Motors Company
98	Expiration: December 2015, Exercise Price: $29.00	15,484
	Hertz Global Holdings, Inc.
82	Expiration: November 2015, Exercise Price: $15.00	4,756
98	Expiration: November 2015, Exercise Price: $16.00	9,310

	Huntsman Corporation
60	Expiration: November 2015, Exercise Price: $11.00	10,950
107	Expiration: November 2015, Exercise Price: $12.00	28,088
115	Expiration: November 2015, Exercise Price: $15.00	63,250
	International Paper Company
72	Expiration: October 2015, Exercise Price: $44.00	44,820
	Johnson Controls, Inc.
10	Expiration: October 2015, Exercise Price: $37.00	175
53	Expiration: October 2015, Exercise Price: $42.00	7,155
14	Expiration: October 2015, Exercise Price: $44.00	4,060
6	Expiration: November 2015, Exercise Price: $36.00	285
12	Expiration: January 2016, Exercise Price: $36.00	1,140
	The Manitowoc Company, Inc.
167	Expiration: December 2015, Exercise Price: $14.00	14,613
	McDonald's Corporation
23	Expiration: October 2015, Exercise Price: $87.50	276
9	Expiration: December 2015, Exercise Price: $87.50	990
	Noble Energy, Inc.
21	Expiration: November 2015, Exercise Price: $25.00	1,260
	NorthStar Realty Finance Corporation
90	Expiration: December 2015, Exercise Price: $13.00	13,275
157	Expiration: December 2015, Exercise Price: $15.00	50,240
	Occidental Petroleum Corporation
17	Expiration: November 2015, Exercise Price: $67.50	6,163
	Packaging Corporation of America
4	Expiration: October 2015, Exercise Price: $55.00	180
	Perrigo Company plc
7	Expiration: November 2015, Exercise Price: $160.00	7,840
	The Procter & Gamble Company
14	Expiration: November 2015, Exercise Price: $65.00	840
	SPDR S&P 500 ETF Trust
56	Expiration: October 2015, Exercise Price: $194.00	28,000
9	Expiration: November 2015, Exercise Price: $172.00	1,436
48	Expiration: November 2015, Exercise Price: $188.00	23,328
	SPX Corporation
14	Expiration: December 2015, Exercise Price: $45.00	4,970
26	Expiration: December 2015, Exercise Price: $50.00	15,860
	T-Mobile U.S., Inc.
38	Expiration: November 2015, Exercise Price: $34.00	2,242
82	Expiration: November 2015, Exercise Price: $36.00	7,503
	W.R. Grace & Company
37	Expiration: December 2015, Exercise Price: $87.50	9,528
16	Expiration: December 2015, Exercise Price: $90.00	5,520
	WestRock Company
8	Expiration: October 2015, Exercise Price: $55.00	2,920
	The Williams Companies, Inc.
6	Expiration: November 2015, Exercise Price: $42.00	3,915
24	Expiration: November 2015, Exercise Price: $44.00	20,040
	Zoetis, Inc.
28	Expiration: October 2015, Exercise Price: $42.00	6,160
		606,599
	TOTAL PURCHASED OPTIONS (Cost $358,692)	607,256

Principal Amount
ESCROW NOTES - 0.03%
$7,668	AMR Corporation (a)(d)(l)	9,585
	TOTAL ESCROW NOTES (Cost $4,196)	9,585

Shares
SHORT-TERM INVESTMENTS - 17.65%
1,899,000	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)(f)	1,899,000
1,925,736	Goldman Sachs Financial Square Money Market Fund, Institutional Share Class, 0.13% (c)(f)	1,925,736
1,899,000	The Liquid Asset Portfolio, Institutional Share Class, 0.16% (c)(e)	1,899,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,723,736)	5,723,736
	TOTAL INVESTMENTS
	(Cost $33,904,283) - 97.67%	$31,695,551

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REITS -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2015.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2015, these securities represented 1.13% of total net assets.
(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.
(l)	Level 3 Security. Please see footnote (n) on the schedule of investments for more information.
(m)	The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$33,935,621
Gross unrealized appreciation	$872,387
Gross unrealized depreciation	(3,112,457)
Net unrealized depreciation	$(2,240,070)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(n)
Investment Valuation - The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, a Fund will typically value the option at the higher of intrinsic value of the option or the mean between the last reported bid and asked prices. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At September 30, 2015, securities fair valued in good faith based on the absolute value of long and short investments, written option contracts, and unrealized appreciation of swap contracts represented 0.53% of net assets.

The Fund has performed analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2015. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2015.

	Investments at Fair Value	Level 1	Level 2	Level 3	Total
	Assets
	Common Stocks*	$24,057,880	$-	$-	$24,057,880
	Contingent Value Rights	-	-	4,560	4,560
	Corporate Bonds	-	1,292,534	-	1,292,534
	Purchased Options	575,775	31,481	-	607,256
	Escrow Notes	-	-	9,585	9,585
	Short-Term Investments	5,723,736	-	-	3,541,082
	Forward Currency Exchange Contracts**	-	37,016	-	37,016

	Liabilities
	Common Stocks Sold Short	$3,420,144	$120,938	$-	$3,541,082
	Written Option Contracts	332,118	24,104	-	356,222
	Forward Currency Exchange Contracts**	-	17,452	-	17,452
	Swap Contracts**	-	131,664	-	131,664

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by broker quotes. At September 30, 2015, the value of the broker quoted securities was approximately $14,145. The inputs for those securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (n). The appropriateness of fair values for these securities is monitored on an ongoing basis by the Valuation Group.

	The Fund did not have transfers into or out of Level 1, 2, or 3 securities during the period. Transfers are recorded at the end of the reporting period.

	Level 3 Reconciliation Disclosure
	The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Description	Investments
	Balance as of December 31, 2014	$16,748
	Change in unrealized depreciation	(2,602)
	Balance as of September 30, 2015	$14,145

(o)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2015.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2015 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$607,256	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	356,222
Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	131,664
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	37,016	Schedule of Forward Currency Exchange Contracts	17,452
Total		$644,272		$505,338

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS
4,749	ACE Ltd. (a)	$491,047
7,637	Alibaba Group Holding Ltd. - ADR	450,354
402	American Airlines Group, Inc.	15,610
1,122	ARRIS Group, Inc. (b)(c)	29,161
3,381	Avago Technologies Ltd.	422,659
580	Brookfield Infrastructure Partners LP (a)	21,326
2,255	Charter Communications, Inc. Class A	396,542
339	Equinix, Inc. (b)(c)	91,777
5,364	Halliburton Company	189,617
2,038	Liberty Global plc Class A (a)	87,512
101	Liberty Global plc LiLAC Class A (a)	3,403
4,901	M&T Bank Corporation	597,677
1,677	NXP Semiconductors NV (a)	146,016
1,557	PacWest Bancorp	66,655
993	Royal Bank of Canada (a)	54,863
1,030	Royal Dutch Shell plc Class B - ADR	48,904
6,205	Schlumberger Ltd. (a)	427,959
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,787,189)	$3,541,082

ADR -	American Depository Receipt
plc -	Public Limited Company
(a)	Foreign security.
(b)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(c)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
September 30, 2015 (Unaudited)

Contracts (100 Shares per contract)		Value
CALL OPTIONS WRITTEN
	Aetna, Inc.
5	Expiration: January 2016, Exercise Price: $100.00	$6,675
	Air Products and Chemicals, Inc.
3	Expiration: November 2015, Exercise Price: $120.00	3,150
9	Expiration: December 2015, Exercise Price: $125.00	7,560
	America Movil SAB de C.V. Class L - ADR
69	Expiration: November 2015, Exercise Price: $18.00	2,070
	American International Group, Inc.
36	Expiration: October 2015, Exercise Price: $60.00	648
38	Expiration: November 2015, Exercise Price: $52.50	18,905
21	Expiration: November 2015, Exercise Price: $60.00	1,806
88	Expiration: November 2015, Exercise Price: $62.50	3,080
	Anadarko Petroleum Corporation
17	Expiration: October 2015, Exercise Price: $75.00	51
34	Expiration: November 2015, Exercise Price: $77.50 (b)	680
16	Expiration: November 2015, Exercise Price: $82.50 (b)	192
	Bayer AG
1	Expiration: October 2015, Exercise Price: EUR 115.00 (b)	321
9	Expiration: November 2015, Exercise Price: EUR 115.00 (b)	5,209
4	Expiration: November 2015, Exercise Price: EUR 120.00 (b)	1,301
	Broadcom Corporation Class A
7	Expiration: November 2015, Exercise Price: $47.00	3,622
	CBS Corporation Class B
81	Expiration: December 2015, Exercise Price: $47.50	3,159
72	Expiration: December 2015, Exercise Price: $50.00	1,440
	Charter Communications, Inc. Class A
6	Expiration: January 2016, Exercise Price: $210.00	1,200
	Cigna Corporation
10	Expiration: October 2015, Exercise Price: $150.00	60
	Computer Sciences Corporation
30	Expiration: December 2015, Exercise Price: $62.50	8,475
30	Expiration: December 2015, Exercise Price: $65.00	5,475
	DISH Network Corporation Class A
13	Expiration: December 2015, Exercise Price: $60.00	4,940
4	Expiration: December 2015, Exercise Price: $62.50	1,180
6	Expiration: December 2015, Exercise Price: $67.50	960
	The Dow Chemical Company
101	Expiration: October 2015, Exercise Price: $45.00	3,030
6	Expiration: October 2015, Exercise Price: $46.00	96
20	Expiration: December 2015, Exercise Price: $45.00	3,220
	E.I. Du Pont de Nemours & Company
4	Expiration: October 2015, Exercise Price: $57.50	6
	eBay, Inc.
11	Expiration: October 2015, Exercise Price: $57.50	748
	Edgewell Personal Care Company
5	Expiration: November 2015, Exercise Price: $80.00	2,300
	Equinix, Inc.
3	Expiration: January 2016, Exercise Price: $250.00 (a)(b)	8,685
	General Electric Company
26	Expiration: November 2015, Exercise Price: $24.00	4,186
40	Expiration: November 2015, Exercise Price: $25.00	4,080
32	Expiration: November 2015, Exercise Price: $26.00	1,632
75	Expiration: December 2015, Exercise Price: $24.00	13,687
	General Motors Company
137	Expiration: December 2015, Exercise Price: $32.00	12,535
	Halliburton Company
4	Expiration: October 2015, Exercise Price: $42.00	12

	Health Net, Inc.
10	Expiration: October 2015, Exercise Price: $60.00	2,400
10	Expiration: October 2015, Exercise Price: $62.50	750
12	Expiration: October 2015, Exercise Price: $65.00	810
	Hertz Global Holdings, Inc.
45	Expiration: October 2015, Exercise Price: $20.00	225
123	Expiration: November 2015, Exercise Price: $19.00	5,535
123	Expiration: November 2015, Exercise Price: $20.00	3,690
	Humana, Inc.
5	Expiration: October 2015, Exercise Price: $170.00	5,375
4	Expiration: October 2015, Exercise Price: $175.00	2,520
2	Expiration: November 2015, Exercise Price: $155.00	5,130
4	Expiration: November 2015, Exercise Price: $180.00	2,980
3	Expiration: November 2015, Exercise Price: $190.00	1,110
	Huntsman Corporation
246	Expiration: November 2015, Exercise Price: $17.00	1,230
82	Expiration: November 2015, Exercise Price: $20.00	205
	International Paper Company
90	Expiration: October 2015, Exercise Price: $49.00	540
	Johnson Controls, Inc.
12	Expiration: October 2015, Exercise Price: $39.00	3,000
59	Expiration: October 2015, Exercise Price: $45.00	354
17	Expiration: October 2015, Exercise Price: $48.00	85
8	Expiration: November 2015, Exercise Price: $38.00	3,400
15	Expiration: January 2016, Exercise Price: $40.00	4,875
	The Manitowoc Company, Inc.
167	Expiration: December 2015, Exercise Price: $16.00	12,943
	McDonald's Corporation
34	Expiration: October 2015, Exercise Price: $95.00	13,940
16	Expiration: December 2015, Exercise Price: $95.00	9,360
	Mylan NV
5	Expiration: October 2015, Exercise Price: $50.00	25
	Noble Energy, Inc.
25	Expiration: November 2015, Exercise Price: $32.50	2,750
	NorthStar Realty Finance Corporation
31	Expiration: December 2015, Exercise Price: $17.00	775
	Occidental Petroleum Corporation
21	Expiration: November 2015, Exercise Price: $72.50	1,470
	Packaging Corporation of America
5	Expiration: October 2015, Exercise Price: $62.50	300
	PartnerRe Ltd.
5	Expiration: November 2015, Exercise Price: $140.00	150
	Perrigo Company plc
9	Expiration: November 2015, Exercise Price: $185.00	630
	Pfizer, Inc.
15	Expiration: November 2015, Exercise Price: $29.00	4,268
10	Expiration: December 2015, Exercise Price: $30.00	2,300
	The Procter & Gamble Company
16	Expiration: November 2015, Exercise Price: $70.00	4,640
	Royal Dutch Shell plc Class B
1	Expiration: December 2015, Exercise Price: GPB 19.00 (b)	61
	Sirius XM Holdings, Inc.
41	Expiration: November 2015, Exercise Price: $4.00	205
198	Expiration: December 2015, Exercise Price: $4.00	1,584

	Solera Holdings, Inc.
3	Expiration: October 2015, Exercise Price: $55.00	60
14	Expiration: December 2015, Exercise Price: $55.00	980
	SPX Corporation
33	Expiration: December 2015, Exercise Price: $55.00	2,145
17	Expiration: December 2015, Exercise Price: $60.00	1,020
	T-Mobile U.S., Inc.
51	Expiration: November 2015, Exercise Price: $39.00	13,413
91	Expiration: November 2015, Exercise Price: $40.00	18,473
	Time Warner Cable, Inc.
4	Expiration: October 2015, Exercise Price: $175.00	2,860
	Vivendi SA
2	Expiration: October 2015, Exercise Price: EUR 22.00 (b)	40
39	Expiration: October 2015, Exercise Price: EUR 23.00 (b)	131
34	Expiration: November 2015, Exercise Price: EUR 19.50 (b)	7,484
	W.R. Grace & Company
21	Expiration: December 2015, Exercise Price: $97.50	5,092
47	Expiration: December 2015, Exercise Price: $100.00	7,520

	WestRock Company
10	Expiration: October 2015, Exercise Price: $65.00	200
	The Williams Companies, Inc.
68	Expiration: November 2015, Exercise Price: $45.00	2,040
35	Expiration: November 2015, Exercise Price: $47.00	963
	Williams Partners LP
21	Expiration: October 2015, Exercise Price: $40.00	441
76	Expiration: December 2015, Exercise Price: $42.50	3,040
	Yahoo!, Inc.
43	Expiration: November 2015, Exercise Price: $23.00	26,875
	Zoetis, Inc.
29	Expiration: October 2015, Exercise Price: $46.00	1,044
		329,812

PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
32	Expiration: October 2015, Exercise Price: $190.00	10,336
57	Expiration: November 2015, Exercise Price: $180.00	16,074
		26,410
	TOTAL OPTIONS WRITTEN (Premiums received $762,651)	$356,222

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
GBP-	British Pounds
plc -	Public Limited Company
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(b)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.

The Merger Fund VL
SCHEDULE OF FORWARD CONTRACTS*
September 30, 2015 (Unaudited)

Settlement Date	Currency to be Delivered		USD Value at September 30, 2015	Currency to be Received		USD Value at September 30, 2015	Unrealized Appreciation (Depreciation)**
10/21/2015	167,278	AUD	$117,274	127,621	USD	$127,621	$10,347
10/21/2015	119,643	USD	119,643	167,278	AUD	117,274	(2,369)
12/22/2015	22,596	AUD	15,788	17,602	USD	17,602	1,814
12/22/2015	15,902	USD	15,902	22,596	AUD	15,788	(114)
1/7/2016	187,730	AUD	131,063	134,521	USD	134,521	3,458
2/10/2016	31,100	AUD	21,678	22,642	USD	22,642	964
2/10/2016	413	USD	413	595	AUD	415	2
11/18/2015	13,776	EUR	15,405	15,564	USD	15,564	159
12/10/2015	162,138	EUR	181,395	183,270	USD	183,270	1,875
12/16/2015	164,818	EUR	184,421	184,822	USD	184,822	401
1/20/2016	143,924	EUR	161,171	158,353	USD	158,353	(2,818)
4/21/2016	140,272	EUR	157,417	157,978	USD	157,978	561
10/22/2015	197,667	GBP	298,989	306,477	USD	306,477	7,488
10/22/2015	311,128	USD	311,128	197,667	GBP	298,989	(12,139)
12/4/2015	90,664	GBP	137,109	140,395	USD	140,395	3,286
2/23/2016	63,522	GBP	96,041	97,613	USD	97,613	1,572
3/23/2016	175,572	GBP	265,420	266,467	USD	266,467	1,047
3/23/2016	608	USD	608	394	GBP	596	(12)
4/21/2016	102,792	GBP	155,385	159,427	USD	159,427	4,042
			$2,386,250			$2,405,814	$19,564

AUD-	Australian Dollar
EUR-	Euro
GBP-	British Pounds
USD-	U.S. Dollars
*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2015.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
September 30, 2015 (Unaudited)

Termination Date	Security	Shares	Notional	Unrealized Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
7/24/2016	Alcatel-Lucent, 4.250%, 7/1/2018	6,079	$27,660	$(25)	BAML
9/8/2016	Amlin plc	9,481	94,157	(1,379)	JPM
8/18/2016	Asciano Ltd.	26,715	157,511	(7,685)	JPM
7/27/2016	AT&T, Inc.	7,790	253,798	10,854	JPM
3/26/2016	Bayer AG	1,400	178,573	(26,381)	JPM
4/8/2016	BG Group plc	40,778	586,640	(120,664)	JPM
7/22/2016	BG Group plc	328	4,719	(750)	BAML
10/1/2015	CBS Corporation Class B	6,053	241,515	(80,040)	BAML
12/16/2015	E.ON SE	1,148	9,886	(9,426)	JPM
9/30/2016	General Motors Company	12,000	360,240	10,440	BAML
4/24/2016	Pace plc	31,150	169,875	(22,272)	JPM
5/19/2016	Pace plc	37,273	203,266	(6,640)	BAML
4/15/2016	Pirelli & C. SpA	9,364	156,637	1,068	JPM
6/30/2016	SAI Global Ltd.	6,901	21,991	(569)	JPM
6/2/2016	Telecity Group plc	17,956	295,532	(3,307)	BAML
8/11/2016	TNT Express NV	17,534	133,582	(13,655)	JPM
6/29/2016	Vivendi SA	7,583	179,041	(7,252)	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
4/24/2016	ARRIS Group, Inc. (a)	(2,502)	(65,027)	23,077	JPM
5/19/2016	ARRIS Group, Inc. (a)	(762)	(19,804)	5,763	BAML
7/24/2016	Nokia Oyj	(4,134)	(28,201)	624	BAML
4/8/2016	Royal Dutch Shell plc Class B	(17,742)	(419,495)	115,859	JPM
7/22/2016	Royal Dutch Shell plc Class B	(146)	(3,452)	696	BAML
				$(131,664)

BAML -	Bank of America Merrill Lynch & Co. Inc.
JPM -	JPMorgan Chase & Co. Inc.
plc -	Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)           The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial
Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as
of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b)
under the 1940 Act and Rule 13a-15(b) or 15d-15 (b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)           There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)  /s/ Michael T. Shannon
 Michael T. Shannon, Co-President

Date November 24, 2015

By (Signature and Title)  /s/ Roy Behren
 Roy Behren, Co-President and Treasurer

Date November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
 Michael T. Shannon, Co-President

Date November 24, 2015

By (Signature and Title)* /s/ Roy Behren
 Roy Behren, Co-President and Treasurer

Date November 24, 2015

* Print the name and title of each signing officer under his or her signature.